Goodwill and Intangible Assets - Summary of Information about Impairment Losses Net Recognised by Segment (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net	¥ 6,502	¥ 1,467	¥ 3,339
Japan Business Segment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net	839	1,043	467
US Business Segment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net	5,663	424	2,872
Japan [member] | Japan Business Segment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net			467
US [member] | US Business Segment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net			2,872
Marketed Products [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net	6,021	802
Marketed Products [member] | Japan [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net	400	802
Marketed Products [member] | US [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net	5,621
Research and Development [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net	481	665	3,339
Research and Development [member] | Japan Business Segment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net	439	241	467
Research and Development [member] | US Business Segment [Member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment Losses Net	¥ 42	¥ 424	¥ 2,872